Segment Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012 Segment	Mar. 31, 2012 Segment	Apr. 02, 2011
Segment Reporting Information [Line Items]
Number of operating segments	3	3
Goodwill	$ 14,005	$ 14,005	$ 14,005
Wholesale
Segment Reporting Information [Line Items]
Goodwill	12,100	12,100
Licensing
Segment Reporting Information [Line Items]
Goodwill	$ 1,900	$ 1,900